ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 37,710		$ 4,116	$ 234,907
Accumulated deficit	103,064,429		99,630,838	58,527,121
Net loss	3,433,591	$ 39,268,975	41,103,717	15,323,704
Cash used in operations	$ 653,406	$ 754,939	$ 1,157,600	$ 1,591,452